TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO – VARIABLE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value
	EXCHANGE-TRADED FUNDS (a) — 41.0%
	EQUITY - 41.0%
41,200	Timothy Plan High Dividend Stock ETF	$ 944,300
73,595	Timothy Plan International ETF	1,759,656
66,078	Timothy Plan US Large/Mid Cap Core ETF	1,771,869
29,778	Timothy Plan US Small Cap Core ETF	633,059
		5,108,884

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,067,661)	5,108,884

	OPEN END FUNDS (b) — 55.2%
	EQUITY - 4.5%
57,114	Timothy Plan International Fund	566,569

	FIXED INCOME - 44.7%
452,638	Timothy Plan Fixed Income Fund	4,888,495
74,074	Timothy Plan High Yield Bond Fund	685,924
		5,574,419
	MIXED ALLOCATION - 6.0%
63,602	Timothy Plan Defensive Strategies Fund	749,226

	TOTAL OPEN END FUNDS (Cost $6,514,809)	6,890,214

	SHORT TERM INVESTMENT— 3.9%
	MONEY MARKET FUND - 3.9%
488,954	Fidelity Institutional Money Market Funds, Government Portfolio, Class I, 0.01% (Cost $488,954)(c)	488,954

	TOTAL INVESTMENTS - 100.1% (Cost $12,071,424)	$ 12,488,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(15,466)
	NET ASSETS - 100.0%	$ 12,472,586

ETF	- Exchange-Traded Fund.

(a) Affiliated Funds.

(b) Affiliated Funds – Class A.

(c) Variable rate security; the rate shown represents the 7-day yield effective as of September 30, 2020.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO – VARIABLE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value
	EXCHANGE-TRADED FUNDS (a) — 58.2%
	EQUITY - 58.2%
72,580	Timothy Plan High Dividend Stock ETF	$ 1,663,526
152,400	Timothy Plan International ETF	3,643,884
101,088	Timothy Plan US Large/Mid Cap Core ETF	2,710,655
52,568	Timothy Plan US Small Cap Core ETF	1,117,559
		9,135,624

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,194,499)	9,135,624

	OPEN END FUNDS (b) — 39.4%
	EQUITY - 7.1%
111,948	Timothy Plan International Fund	1,110,522

	FIXED INCOME - 25.3%
288,886	Timothy Plan Fixed Income Fund	3,119,973
93,370	Timothy Plan High Yield Bond Fund	864,605
		3,984,578
	MIXED ALLOCATION - 7.0%
93,525	Timothy Plan Defensive Strategies Fund	1,101,720

	TOTAL OPEN END FUNDS (Cost $5,893,880)	6,196,820

	SHORT TERM INVESTMENT— 2.5%
	MONEY MARKET FUND - 2.5%
398,064	Fidelity Institutional Money Market Funds, Government Portfolio, Class I, 0.01% (Cost $398,064)(c)	398,064

	TOTAL INVESTMENTS - 100.1% (Cost $15,486,443)	$ 15,730,508
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(15,393)
	NET ASSETS - 100.0%	$ 15,715,115

ETF – Exchange Traded Fund.
(a) Affiliated Funds. (b) Affiliated Funds – Class A. (c) Variable rate security; the rate shown represents the 7-day yield effective as of September 30, 2020.

Timothy Plan Conservative Growth Portfolio Variable Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Portfolio's investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 5,108,884	$ -	$ -	$ 5,108,884
Open End Funds		6,890,214	-	-	6,890,214
Money Market Fund		488,954	-	-	488,954
Total		$ 12,488,052	$ -	$ -	$ 12,488,052

The Fund did not hold any Level 2 or Level 3 securities during the period.

At September 30, 2020, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Conservative Growth Portfolio	$ 12,167,462	$ 432,927	$ (112,337)	$ 320,590

Timothy Plan Strategic Growth Portfolio Variable Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Portfolio's investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 9,135,624	$ -	$ -	$ 9,135,624
Open End Funds		6,196,820	-	-	6,196,820
Money Market Fund		398,064	-	-	398,064
Total		$ 15,730,508	$ -	$ -	$ 15,730,508

The Fund did not hold any Level 2 or Level 3 securities during the period.

At September 30, 2020, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategic Growth Portfolio	$ 15,530,167	$ 465,328	$ (264,987)	$ 200,341